BUSINESS CHANGES AND DEVELOPMENTS (Details)				1 Months Ended	12 Months Ended
	Sep. 30, 2014 Class A common stock	Apr. 30, 2014 Class A common stock	Dec. 31, 2013 Class A common stock	Apr. 30, 2014 Class B common stock item	Dec. 31, 2013 Class B common stock item	Apr. 30, 2014 Group LP	Dec. 31, 2013 Group LP
Reorganization and initial public offering
Number of principal classes of units						1	1
Number of shares of common stock to be issued upon exchange of a partnership unit	1	1	1
Number of votes entitled to holder for each share of common stock held upon satisfaction of Class B Condition				10	10
Number of votes entitled to holder for each share of common stock held upon failure of Class B Condition				1	1